united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 8/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Shares		Fair Value
	COMMON STOCK - 94.4%
	AGRICULTURAL CHEMICALS - 3.2%
28,758	Nutrien Ltd. *	$1,448,253

	AIRLINES - 3.6%
15,595	Copa Holdings SA	1,609,092

	BANKS - 6.2%
115,800	Shinsei Bank Ltd.	1,586,257
104,601	UniCredit SpA	1,158,831
		2,745,088
	BASE METALS - 4.2%
136,102	Cameco Corp.	1,196,321
145,111	Lundin Mining Corp.	693,449
		1,889,770
	DIVERSIFIED BANKS - 3.8%
225,828	Standard Chartered PLC	1,710,655

	EXPLORATION & PRODUCTION - 2.8%
868,832	Gran Tierra Energy, Inc. *	1,235,771

	FOOD & DRUG STORES - 5.3%
456,513	Almacenes Exito SA	2,343,211

	HOUSEHOLD PRODUCTS - 3.9%
30,966	Spectrum Brands Holdings, Inc.	1,730,070

	INVESTMENT COMPANIES - 10.9%
22,826	Aker ASA *	1,170,596
593,343	Atlas Mara Ltd. *	709,045
81,830	Jefferies Financial Group, Inc.	1,525,311
761,805	The Westaim Corp. *	1,444,723
		4,849,675
	INVESTMENT MANAGEMENT - 2.3%
38,827	Franklin Resources, Inc.	1,020,374

	LIFE INSURANCE - 2.8%
36,483	NN Group NV	1,223,789

	MINING SERVICES - 3.5%
400,373	Major Drilling Group International, Inc. *	1,560,756

	OIL & GAS SERVICES - 5.3%
121,876	Enerflex Ltd.	1,118,970
80,098	Tidewater, Inc. *	1,262,344
		2,381,314

Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019
Shares		Fair Value
	PRECIOUS METAL MINING - 8.1%
115,592	Lundin Gold, Inc. *	$724,625
197,461	Osisko Mining, Inc. *	520,103
7,487	Royal Gold, Inc.	998,616
45,846	Wheaton Precious Metals Corp. *	1,348,331
		3,591,675
	PRIVATE EQUITY - 1.9%
677,500	GP Investments Ltd. - BDR *	862,410

	REAL ESTATE - 10.8%
938,100	BR Properties SA *	2,490,430
677,990	Sino Land Co. Ltd.	969,132
886,201	Straits Trading Co. Ltd. *	1,354,344
		4,813,906
	REFINING & MARKETING - 2.3%
323,685	Organizacion Terpel SA	1,018,781

	REIT - 2.4%
391,080	Hammerson PLC	1,081,149

	RESTAURANTS - 4.2%
285,939	Arcos Dorados Holdings, Inc.	1,890,057

	SECURITY & COMMODITY EXCHANGES - 3.6%
239,237	Bolsa de Valores de Colombia	837,504
150,781	Hellenic Exchanges - Athens Stock Exchange SA	776,273
		1,613,777
	TELECOM CARRIERS - 3.3%
112,360	Telefonica Brasil SA - ADR	1,456,186

	TOTAL COMMON STOCK (Cost - $48,261,126)	42,075,759

	SHORT-TERM INVESTMENT - 4.0%
	MONEY MARKET FUND - 4.0%
1,782,178	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 1.92% **	1,782,178
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,782,178)

	TOTAL INVESTMENTS - 98.4% (Cost - $50,043,304)	$43,857,937
	OTHER ASSETS LESS LIABILITIES - NET - 1.6%	708,910
	NET ASSETS - 100.0%	$44,566,847

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
PLC	Public Limited Company

*	Non-income producing securities.
**	Money Market Fund; rate reflects seven-day effective yield on August 31, 2019.

Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

TOP 10 HOLDINGS BY ASSET CLASS OR INDUSTRY	% OF NET ASSETS
Investment Companies	10.9%
Real Estate	10.8%
Precious Metal Mining	8.1%
Banks	6.2%
Food & Drug Stores	5.3%
Oil & Gas Services	5.3%
Base Metals	4.2%
Restaurants	4.2%
Household Products	3.9%
Diversified Banks	3.8%
Other, Cash and Cash Equivalents	37.3%
TOTAL	100.0%

COUNTRIES DIVERSIFICATION OF ASSETS	% OF NET ASSETS
Canada	25.3%
United States	14.7%
Colombia	9.4%
Brazil	8.9%
United Kingdom	6.3%
Uruguay	4.2%
Panama	3.6%
Japan	3.6%
Singapore	3.0%
Netherlands	2.8%
Italy	2.6%
Norway	2.6%
Hong Kong	2.2%
Bermuda	1.9%
Greece	1.7%
British Virgin Islands	1.6%
TOTAL	94.4%
Other Assets Less Liabilities - Net	5.6%
GRAND TOTAL	100.0%

Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Moerus Worldwide Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2019 for the Fund's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$42,075,759	$-	$-	$42,075,759
Short-Term Investment	1,782,178	-	-	1,782,178
Total	$43,857,937	$-	$-	$43,857,937

The Fund did not hold any Level 2 or Level 3 securities during the period presented.
There were no transfers between any Level during the period ended August 31, 2019.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classification.

At August 31, 2019 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$50,086,510	$2,061,204	$(8,289,777)	$(6,228,573)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/21/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/21/19

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/21/19